Material Accounting Policy Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Material Accounting Policy Information [Line Items]
Contract lease term	13 years
Contract liabilities (in Dollars)	$ 127.6	$ 129.2
Deferred revenue (in Dollars)	$ 25.8	$ 48.6	$ 54.2
Number of operating segment (in Segment) | Segment	1
Bottom of range [member]
Material Accounting Policy Information [Line Items]
Estimated useful life	2 years	2 years	2 years
Top of range [member]
Material Accounting Policy Information [Line Items]
Estimated useful life	3 years	5 years	5 years